Financial Risk And Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Fluctuation of The Main Currencies The Group
The following table shows the fluctuation of the main currencies the Group is using against Euro:

	2020	2019	2018
EUR/USD	(2.40%)	5.34%	(3.72%)
EUR/GBP	(1.52%)	1.15%	(1.17%)
EUR/RUB	(14.26%)	2.70%	(12.08%)
EUR/ILS	1.39%	6.92%	—